Redeemable Convertible Preferred Shares - Series E Convertible Redeemable Preferred Shares - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended
	Apr. 24, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2014	Mar. 05, 2014	Jun. 04, 2014	Aug. 31, 2013
Conversion of Stock [Line Items]
Incremental benefits		$ 0
Compensation expenses		7,644,000	2,096,000	2,233,000
Preferred stock, price per share repurchased	$ 2.82
Fair value of warrant liability		(8,054,000)	(1,531,000)	710,000
First Two Investors [Member]
Conversion of Stock [Line Items]
Total consideration	100,000,000
Third Investor [Member]
Conversion of Stock [Line Items]
Total consideration	10,000,000
Unvested restricted stock [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions		3,394,564
Unvested options [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions		180,000
Vested options [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions		180,000
Common shares [Member]
Conversion of Stock [Line Items]
Number of shares imposed transfer restrictions		39,934,162
Subscription Rights [Member]
Conversion of Stock [Line Items]
Initial fair value of subscription rights	28,208,000
Fair value of subscription rights	29,223,000
Series E Preferred Shares [Member]
Conversion of Stock [Line Items]
Total consideration from issuance of Series E preferred shares and warrants						200,000,000
Preferred stock, shares issued						70,975,491
Preferred stock issued price						$ 2.82
Warrants to purchase preferred shares						3,406,824
Warrants exercise price						$ 2.82
Percentage of issue price		100.00%
Converted into common share		129,166,667
Interest rate for delayed period		15.00%
Initial conversion price					$ 2.82
Adjusted conversion price					$ 2.4
Initial fair value of warrants		2,819,000
Fair value of warrant liability					6,381,000
Beneficial conversion feature		27,396,000
Shares held by investors					110,014,440
Unamortized beneficial conversion feature for preferred shares anti-diluted		49,346,000
Series E Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Conversion of Stock [Line Items]
Converted into common share		1
Series E Preferred Shares [Member] | Subscription Rights [Member]
Conversion of Stock [Line Items]
Warrants exercise price		$ 2.82
Right to purchase additional number of preferred shares by investor		35,487,746
Series E Tranche 1 Investor [Member]
Conversion of Stock [Line Items]
Warrants to purchase preferred shares						17,743,873
Warrants exercise price						$ 2.82
Series E Tranche 1 Investor [Member] | Maximum [Member]
Conversion of Stock [Line Items]
Subscription price of series E preferred shares		20,000,000
Series E Tranche 1 Investor [Member] | Subscription Rights [Member]
Conversion of Stock [Line Items]
Shares subscribed							35,487,746
Preferred stock, price per share repurchased							$ 2.82
Series E Tranche 1 Preferred Shares [Member]
Conversion of Stock [Line Items]
Amount of beneficial conversion feature		52,377,000
Common stock fair value per share		$ 3.05
Initial conversion price		$ 2.82
Adjusted conversion price		$ 2.31
Series E Tranche 1 Preferred Shares [Member] | Convertible Redeemable Preferred Shares [Member]
Conversion of Stock [Line Items]
Amount of beneficial conversion feature		(53,486,000)
Series E Tranche 1 Investor Options [Member]
Conversion of Stock [Line Items]
Valuation based on subscription price		10,000,000,000				30,000,000,000		10,000,000,000
Percentage of approval for transfer of preferred shares		75.00%
Valuation of transfer restriction		43,300,000
Percentage increase in valuation		200.00%
Series E Warrants [Member]
Conversion of Stock [Line Items]
Initial fair value of warrants		6,477,000
Fair value of warrant liability
Series E Tranche 2 Investor [Member]
Conversion of Stock [Line Items]
Number of investors	2
Number of investors exercised the Subscription Rights	3
Series E Tranche 2 Preferred Shares [Member]
Conversion of Stock [Line Items]
Shares subscribed	39,037,382
Total consideration	110,000,000
Fair value of warrant liability	29,223,000
Series E Tranche 2 Preferred Shares [Member] | First Two Investors [Member]
Conversion of Stock [Line Items]
Total consideration	100,000,000
Beneficial conversion feature	1,109,000
Series E Tranche 2 Preferred Shares [Member] | Third Investor [Member]
Conversion of Stock [Line Items]
Total consideration	10,000,000
Beneficial conversion feature	$ 0